DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Warrant Liability

	Closing date of private placement
	11/19/12	12/17/12	02/04/13	06/21/13	08/15/13	10/09/13	Total warrant liability
Ending balance at December 31, 2014	$13	$5	$2	$0	$0	$0	$20
Issuance of derivative warrants	—	—	—	—	—	—	—
Exercise or expiration	—	—	—	—	—	—	—
Change in fair value of warrant liability	(13)	(5)	(2)	0	0	0	(20)
Ending balance at September 30, 2015	$0	$0	$0	$0	$0	$0	$0

Schedule of Derivative Warrants

2012 Private Placement	12/31/2014	9/30/2015
Fair market value of common stock	$0.01	$0.01
Exercise price	$0.35	$0.35
Term (1)	(4)	(6)
Volatility range (2)	(5)	(7)
Risk-free rate (3)	0.67%	0.33%

February 2013 Private Placement	12/31/2014	9/30/2015
Fair market value of common stock	$0.01	$0.01
Exercise price	$0.35	$0.35
Term (1)	2.11 Years	1.37 Years
Volatility range (2)	64.69%	62.42%
Risk-free rate (3)	0.67%	0.33%

June 2013 Private Placement	12/31/2014	9/30/2015
Fair market value of common stock	$0.01	$0.01
Exercise price	$0.35	$0.35
Term (1)	1.48 Years	0.75 Years
Volatility range (2)	71.47%	56.96%
Risk-free rate (3)	0.67%	0.33%

August 2013 Private Placement	12/31/2014	9/30/2015
Fair market value of common stock	$0.01	$0.01
Exercise price	$0.35	$0.35
Term (1)	1.63 Years	0.89 Years
Volatility range (2)	71.65%	59.92%
Risk-free rate (3)	0.67%	0.33%

October 2013 Private Placement	12/31/2014	9/30/2015
Fair market value of common stock	$0.01	$0.01
Exercise price	$0.35	$0.35
Term (1)	1.78 Years	1.04 Years
Volatility range (2)	73.33%	65.11%
Risk-free rate (3)	0.67%	0.33%

(1)	The term is the remaining years until expiration of warrants.
(2)	The Company does not have a trading market value upon which to base its forward-looking volatility. Accordingly, the Company selected a peer company that provided a reasonable basis upon which to calculate volatility.
(3)	The risk-free rate used represents the yield on zero coupon US Government Securities with a period to maturity consistent with the interval described in (2), above.
(4)	The remaining term for the 2012 Private Placement with a November 19, 2012 closing date was 2.15 years, and the December 17, 2012 closing date was 2.22 years.
(5)	The volatility for the 2012 Private Placement with a November 19, 2012 closing date was 65.4%, and the December 17, 2012 closing date was 68.75%.
(6)	The remaining term for the 2012 Private Placement with a November 19, 2012 closing date was 1.15 years, and the December 17, 2012 closing date was 1.22 years.
(7)	The volatility for the 2012 Private Placement with a November 19, 2012 closing date was 64.74%, and the December 17, 2012 closing date was 63.05%.